UNAUDITED CONDENSED BALANCE SHEET (Parenthetical)	Jun. 30, 2021 $ / shares shares
Temporary equity, par or stated value per share | $ / shares	$ 0.00001
Temporary equity, shares issued	24,816
Temporary equity, shares outstanding	24,816
Temporary equity, shares authorized	24,816
Common shares, par value, (per share) | $ / shares	$ 0.00001
Common shares, shares authorized	33,700
Common shares, shares issued	2,627
Common shares, shares outstanding	2,627
Fifth Wall Acquisition Corp [Member]
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Temporary equity, shares outstanding	32,738,037
Shares Issued, Price Per Share | $ / shares	$ 10.00
Class A Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Temporary equity, shares outstanding	32,738,037
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	100,000,000
Common shares, shares issued	2,809,463
Common shares, shares outstanding	2,809,463
Class A Common Stock Subject to Redemption | Fifth Wall Acquisition Corp [Member]
Temporary equity, par or stated value per share | $ / shares	$ 0.0001
Temporary equity, shares outstanding	32,738,037
Shares Issued, Price Per Share | $ / shares	$ 10.00
Class B Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	10,000,000
Common shares, shares issued	8,625,000
Common shares, shares outstanding	8,625,000